Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Receipts from customers	$ 1,856,054	$ 2,281,896
Payments to suppliers and employees	(3,630,402)	(3,524,972)
Interest received	108,054	123,388
Interest paid on lease liabilities	(6,897)	(15,747)
Government grants received	101,493	45,977
Net cash used in operating activities	(1,571,698)	(1,089,458)
Cash flows from investing activities
Payments for property, plant and equipment	(13,565)	(19,458)
Net cash used in investing activities	(13,565)	(19,458)
Cash flows from financing activities
Proceeds from shares issuance	21,607	2,949,909
Capital raising costs	(61,787)	(436,203)
Repayment of lease liabilities	(124,013)	(115,163)
Net cash provided by / (used in) financing activities	(164,193)	2,398,543
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,749,456)	1,289,627
Cash and cash equivalents and restricted cash at the beginning of the financial half-year	8,686,390	8,444,709
Cash and cash equivalents and restricted cash at the end of the financial half-year	6,936,934	9,734,336
Recognition of right-of-use assets against lease liabilities	$ 396,218